PELP Acquisition (FY) (Details) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) property shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2019 USD ($) property $ / shares	May 08, 2019 $ / shares	Nov. 16, 2018 $ / shares	May 09, 2018 $ / shares	May 08, 2018 $ / shares	Nov. 08, 2017 $ / shares	Nov. 07, 2017 $ / shares	Oct. 04, 2017 $ / shares	May 18, 2017 $ / shares
Business Acquisition [Line Items]
Number of real estate properties | property			303				298
Fair value of Operating Partnership units (“OP units”) issued				$ 401,630
Fair value of assumed debt			$ 464,462	504,740	$ 0
Business Combination, Contingent Consideration, Liability, Current	$ 38,000	$ 38,000	39,500	38,000		$ 38,000	$ 32,000
OP units, share price | $ / shares								$ 11.10	$ 11.05	$ 11.05	$ 11.00	$ 11.00	$ 10.20	$ 10.20
Transaction expenses			(3,331)	(15,713)	0
OP Units
Business Acquisition [Line Items]
OP units, share price | $ / shares							$ 11.20								$ 10.20
Phillips Edison Limited Partnership
Business Acquisition [Line Items]
Number of real estate properties														76
Fair value of Operating Partnership units (“OP units”) issued			401,630
Corporate debt			432,091
Fair value of assumed debt			72,649
Cash payments			30,420
Fair value of earn-out	$ 38,000		38,000
Total consideration			974,790
Debt repaid on transaction date			(432,091)
Net consideration			$ 542,699
OP units issued, shares | shares	39.4	39.4
Noncontrolling interest, ownership percentage by parent														80.60%
Business combination, post-transaction acquiree ownership percentage														19.40%
Transaction expenses				$ (15,700)	$ (1,300)	$ (17,000)
Phillips Edison Limited Partnership | OP Units
Business Acquisition [Line Items]
OP units issued, shares | shares	12.5	12.5	12.5